INCOME TAXES (Details 2) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Deferred Tax Assets, Net [Abstract]
Net operating loss carryover	$ 15,896,934	$ 21,486,659
Stock based compensation	2,782,257	4,422,167
Depreciable and depletable assets	(16,203)	(212,727)
Mining explorations	3,144,263	5,390,018
Capital loss carryforward	915,886	1,482,865
Other	32,346	28,639
Less: valuation allowance	(22,755,483)	(32,597,621)
Net deferred tax asset	$ 0	$ 0